SCHEDULE OF LIQUIDITY RISKS (Details) $ in Thousands	Jun. 30, 2026 USD ($)
IfrsStatementLineItems [Line Items]
Trade payables	$ 5,113
Other accounts payable	1,627
Loans	2,217
Lease liability	2,336
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables	5,113
Other accounts payable	1,627
Loans	843
Lease liability	1,028
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade payables
Other accounts payable
Loans	1,476
Lease liability	$ 1,570